FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of derivatives and other financial instruments measured at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	$ (26.9)
Recognized at convertible note offering	35.0
Recognized at convertible note offering	1.9
(Loss) gain on revaluation	(109.3)
Settled copper stream liability	3.5
Derivative asset (liability) ending	(165.9)
Presented in the statement of financial position:
Derivative assets	1.1	$ 0.0
Non-current derivative assets	8.0	0.0
Derivative liabilities	(94.1)	(10.2)
Non-current derivative liabilities	(36.2)	(16.6)
Current copper stream liability	(7.7)	0.0
Non-current copper stream liability	(37.0)	0.0
Derivative asset (liability)	(165.9)	(26.9)
(Loss) gain on revaluation	(109.3)
Realized (loss) gain on derivatives	(16.9)
Loss on derivative liabilities	(126.2)
Gold forward swap [Member]
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	(24.6)
Recognized at convertible note offering	0.0
Recognized at convertible note offering	0.0
(Loss) gain on revaluation	(85.5)
Settled copper stream liability	0.0
Derivative asset (liability) ending	(110.1)
Presented in the statement of financial position:
Derivative assets	0.0
Non-current derivative assets	0.0
Derivative liabilities	(73.9)
Non-current derivative liabilities	(36.2)
Current copper stream liability	0.0
Non-current copper stream liability	0.0
Derivative asset (liability)	(110.1)	(24.6)
(Loss) gain on revaluation	(85.5)
Realized (loss) gain on derivatives	(20.5)
Loss on derivative liabilities	(106.0)
Silver collars [Member]
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	0.0
Recognized at convertible note offering	0.0
Recognized at convertible note offering	0.0
(Loss) gain on revaluation	(20.2)
Settled copper stream liability	0.0
Derivative asset (liability) ending	(20.2)
Presented in the statement of financial position:
Derivative assets	0.0
Non-current derivative assets	0.0
Derivative liabilities	(20.2)
Non-current derivative liabilities	0.0
Current copper stream liability	0.0
Non-current copper stream liability	0.0
Derivative asset (liability)	(20.2)	0.0
(Loss) gain on revaluation	(20.2)
Realized (loss) gain on derivatives	(1.4)
Loss on derivative liabilities	(21.6)
Mexican Peso forward [Member]
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	(2.3)
Recognized at convertible note offering	0.0
Recognized at convertible note offering	0.0
(Loss) gain on revaluation	3.4
Settled copper stream liability	0.0
Derivative asset (liability) ending	1.1
Presented in the statement of financial position:
Derivative assets	1.1
Non-current derivative assets	0.0
Derivative liabilities	0.0
Non-current derivative liabilities	0.0
Current copper stream liability	0.0
Non-current copper stream liability	0.0
Derivative asset (liability)	1.1	(2.3)
(Loss) gain on revaluation	3.4
Realized (loss) gain on derivatives	5.0
Loss on derivative liabilities	8.4
Copper stream liability [Member]
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	0.0
Recognized at convertible note offering	35.0
Recognized at convertible note offering	0.0
(Loss) gain on revaluation	(13.2)
Settled copper stream liability	3.5
Derivative asset (liability) ending	(44.7)
Presented in the statement of financial position:
Derivative assets	0.0
Non-current derivative assets	0.0
Derivative liabilities	0.0
Non-current derivative liabilities	0.0
Current copper stream liability	(7.7)
Non-current copper stream liability	(37.0)
Derivative asset (liability)	(44.7)	0.0
(Loss) gain on revaluation	(13.2)
Realized (loss) gain on derivatives	0.0
Loss on derivative liabilities	(13.2)
Convertible note debenture [Member]
Gains (losses) on change in fair value of derivatives [abstract]
Derivative asset (liability) opening	0.0
Recognized at convertible note offering	0.0
Recognized at convertible note offering	1.9
(Loss) gain on revaluation	6.1
Settled copper stream liability	0.0
Derivative asset (liability) ending	8.0
Presented in the statement of financial position:
Derivative assets	0.0
Non-current derivative assets	8.0
Derivative liabilities	0.0
Non-current derivative liabilities	0.0
Current copper stream liability	0.0
Non-current copper stream liability	0.0
Derivative asset (liability)	8.0	$ 0.0
(Loss) gain on revaluation	6.1
Realized (loss) gain on derivatives	0.0
Loss on derivative liabilities	$ 6.1